INCOME TAXES - Deferred Tax Balances and Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities	$ (5,851)	$ (4,488)
Net Income	(86)	(240)
Other Comprehensive Income	(314)	(260)	$ (125)
Other	159	84
Acquisitions/ Dispositions	228	(947)
Net deferred income tax liabilities	(5,864)	(5,851)	(4,488)
Deferred income tax assets related to non-capital losses and capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities	1,731	999
Net Income	208	377
Other Comprehensive Income	0	0
Other	(23)	(16)
Acquisitions/ Dispositions	21	371
Net deferred income tax liabilities	1,937	1,731	999
Deferred income tax liabilities related to differences in tax and book basis, net
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities	(7,582)	(5,487)
Net Income	(294)	(617)
Other Comprehensive Income	(314)	(260)
Other	182	100
Acquisitions/ Dispositions	207	(1,318)
Net deferred income tax liabilities	$ (7,801)	$ (7,582)	$ (5,487)